INCOME TAXES (Details 1) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Deferred tax assets (liabilities)
Intangible assets		$ (23,163)
Capital loss	197,000
Investment in associates	(434,000)	(122,000)
Debt with accretion		(41,000)
Non-capital losses	237,000	163,000
Net deferred tax liability		$ (23,163)